13 Basic and diluted (loss) profit per share (Tables)	12 Months Ended
Dec. 31, 2020
Basic and diluted (loss) profit per share:
Schedule of basic and diluted (loss) profit per share

The basic earnings per share coincides with the diluted earnings per share, inasmuch as the Company has issued neither preferred shares nor Corporate Notes convertible into common shares.

	12.31.20	12.31.19	12.31.18
(Loss) Profit for the period attributable to the owners of the Company	(17,698)	16,518	8,995
Weighted average number of common shares outstanding	875	875	890
Basic and diluted profit per share – in pesos (*)	(20.23)	18.88	10.11

(*) As of December 31, 2019, includes the result of the Agreement on the Regularization of Obligations.